FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ---------

                           TEMPLETON CHINA WORLD FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON CHINA WORLD FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton China World Fund .................................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statement of Investments  | 1


                      This page intentionally left blank.



TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 89.6%
   AIR FREIGHT & LOGISTICS 0.1%
   Sinotrans Ltd., H .............................................      China          1,238,000   $      362,009
                                                                                                   --------------

   AIRLINES 0.8%
(a)Air China Ltd., H .............................................      China          6,088,000        2,151,914
(a)Air China Ltd., H, 144A .......................................      China            500,000          176,734
                                                                                                   --------------
                                                                                                        2,328,648
                                                                                                   --------------

   AUTO COMPONENTS 2.0%
   Cheng Shin Rubber Industry Co. Ltd. ...........................      Taiwan         5,061,328        5,615,629
   Weifu High-Technology Co. Ltd., B .............................      China            598,916          583,516
                                                                                                   --------------
                                                                                                        6,199,145
                                                                                                   --------------

   AUTOMOBILES 0.1%
(a)Chongqing Changan Automobile Co. Ltd., B ......................      China            797,800          420,432
                                                                                                   --------------

   CAPITAL MARKETS 0.9%
   Yuanta Core Pacific Securities Co. ............................      Taiwan         3,711,486        2,662,472
                                                                                                   --------------

   COMMERCIAL BANKS 8.2%
   Chinatrust Financial Holding Co. Ltd. .........................      Taiwan         2,407,655        2,713,553
   HSBC Holdings PLC .............................................  United Kingdom       914,504       14,575,549
   Mega Financial Holdings Co. Ltd. ..............................      Taiwan        11,941,000        7,766,504
                                                                                                   --------------
                                                                                                       25,055,606
                                                                                                   --------------

   COMMUNICATIONS EQUIPMENT 1.3%
   D-Link Corp. ..................................................      Taiwan         3,239,565        3,924,868
                                                                                                   --------------

   COMPUTERS & PERIPHERALS 6.8%
   Acer Inc. .....................................................      Taiwan         6,208,454       11,777,555
   Asustek Computer Inc. .........................................      Taiwan         1,102,062        3,042,836
   Lenovo Group Ltd. .............................................      China            428,789          136,407
   Lite-On Technology Corp. ......................................      Taiwan         5,564,300        5,969,670
                                                                                                   --------------
                                                                                                       20,926,468
                                                                                                   --------------

   CONSTRUCTION MATERIALS 0.6%
   Anhui Conch Cement Co. Ltd., H ................................      China          2,192,000        1,929,962
                                                                                                   --------------

   DISTRIBUTORS 3.5%
   China Resources Enterprise Ltd. ...............................      China          6,700,000        9,214,594
   Test-Rite International Co. Ltd. ..............................      Taiwan         2,182,620        1,384,796
                                                                                                   --------------
                                                                                                       10,599,390
                                                                                                   --------------

   DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
   China Telecom Corp. Ltd., H ...................................      China          9,073,833        3,178,154
                                                                                                   --------------
   ELECTRIC UTILITIES 7.0%
   Cheung Kong Infrastructure Holdings Ltd. ......................    Hong Kong        3,320,548       10,029,868
   Datang International Power Generation Co. Ltd., H .............      China          9,620,320        7,048,261
   Guangdong Electric Power Development Co. Ltd., B ..............      China          6,444,063        3,230,294
   Huadian Power International Corp. Ltd., H .....................      China          2,942,000          822,469
   Huaneng Power International Inc., H ...........................      China            590,776          421,438
                                                                                                   --------------
                                                                                                       21,552,330
                                                                                                   --------------

   ELECTRICAL EQUIPMENT 0.2%
   Phoenixtec Power Co. Ltd. .....................................      Taiwan           454,055          454,562
                                                                                                   --------------


                                         Quarterly Statement of Investments  | 3


TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.0%
   Delta Electronics Inc. ........................................      Taiwan         4,076,520   $    6,615,491
   Synnex Technology International Corp. .........................      Taiwan         1,716,000        2,565,930
                                                                                                   --------------
                                                                                                        9,181,421
                                                                                                   --------------

   FOOD & STAPLES RETAILING 11.3%
   Dairy Farm International Holdings Ltd. ........................    Hong Kong       10,219,776       29,432,955
   President Chain Store Corp. ...................................      Taiwan         2,844,088        5,213,935
                                                                                                   --------------
                                                                                                       34,646,890
                                                                                                   --------------

   FOOD PRODUCTS 0.7%
(a)Tingyi (Cayman Islands) Holding Corp. .........................      China            841,117          229,738
   UNI-President Enterprises Corp. ...............................      Taiwan         4,347,950        1,968,465
                                                                                                   --------------
                                                                                                        2,198,203
                                                                                                   --------------

   HOTELS RESTAURANTS & LEISURE 2.7%
   Hong Kong & Shanghai Hotels Ltd. ..............................    Hong Kong        7,985,978        8,365,720
                                                                                                   --------------

   HOUSEHOLD DURABLES 0.3%
   TCL Multimedia Technology Holdings Ltd. .......................      China          5,052,000          909,094
                                                                                                   --------------

   INDUSTRIAL CONGLOMERATES 3.4%
   CITIC Pacific Ltd. ............................................      China            860,092        2,398,956
(a)LG Corp. ......................................................   South Korea         175,000        4,481,390
   Shanghai Industrial Holdings Ltd. .............................      China          1,810,253        3,513,450
                                                                                                   --------------
                                                                                                       10,393,796
                                                                                                   --------------

   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Premier Image Technology Corp. ................................      Taiwan         1,403,000        1,563,362
                                                                                                   --------------

   MACHINERY 2.9%
   China International Marine Containers Co. Ltd., B .............      China          6,041,830        7,618,248
   Yung Tay Engineering Co. Ltd. .................................      Taiwan         2,524,000        1,319,739
                                                                                                   --------------
                                                                                                        8,937,987
                                                                                                   --------------

   METALS & MINING 0.1%
   Aluminum Corp. of China Ltd., H ...............................      China            372,000          191,258
                                                                                                   --------------

   OFFICE ELECTRONICS 0.4%
   Kinpo Electronics Inc. ........................................      Taiwan         2,897,760        1,256,481
                                                                                                   --------------

   OIL & GAS 8.2%
   China Petroleum & Chemical Corp., H ...........................      China         37,309,395       13,667,235
   PetroChina Co. Ltd., H ........................................      China         18,027,903       11,528,052
                                                                                                   --------------
                                                                                                       25,195,287
                                                                                                   --------------

   REAL ESTATE 8.2%
   Cheung Kong Holdings Ltd. .....................................    Hong Kong        1,360,690       12,417,528
   Henderson China Holdings Ltd. .................................      China          4,458,684        4,441,463
   Henderson Investment Ltd. .....................................    Hong Kong        2,888,756        4,047,203
   Hong Kong Land Holdings Ltd. ..................................    Hong Kong        1,521,000        4,304,430
                                                                                                   --------------
                                                                                                       25,210,624
                                                                                                   --------------


4 |  Quarterly Statement of Investments


TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------
                                                                      COUNTRY         SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
   Faraday Technology Corp. ......................................      Taiwan           284,000   $      571,350
   Samsung Electronics Co. Ltd. ..................................   South Korea           5,510        2,677,067
   Siliconware Precision Industries Co. Ltd. .....................      Taiwan         1,549,000        1,476,649
   Sunplus Technology Co. Ltd. ...................................      Taiwan         1,683,660        2,340,430
   Taiwan Semiconductor Manufacturing Co. ........................      Taiwan         3,724,000        6,755,798
                                                                                                   --------------
                                                                                                       13,821,294
                                                                                                   --------------

   SPECIALTY RETAIL 0.3%
   Tack Fat Group International Ltd. .............................    Hong Kong        6,352,000          800,118
                                                                                                   --------------

   TRANSPORTATION INFRASTRUCTURE 2.7%
   China Merchants Holdings (International) Co. Ltd. .............      China          1,263,216        2,362,426
   Cosco Pacific Ltd. ............................................      China          2,645,449        5,134,450
   Hopewell Holdings Ltd. ........................................    Hong Kong          346,000          856,100
                                                                                                   --------------
                                                                                                        8,352,976
                                                                                                   --------------

   WIRELESS TELECOMMUNICATION SERVICES 7.8%
   China Mobile (Hong Kong) Ltd., fgn. ...........................      China          5,828,770       21,314,581
   Taiwan Mobile Co. Ltd. ........................................      Taiwan         2,496,930        2,499,716
                                                                                                   --------------
                                                                                                       23,814,297
                                                                                                   --------------
   TOTAL COMMON STOCKS (COST $186,701,035) .......................                                    274,432,854
                                                                                                   --------------

                                                                                  ----------------
                                                                                  PRINCIPAL AMOUNT
                                                                                  ----------------
   SHORT TERM INVESTMENTS (COST $29,741,599) 9.7%

(b)U.S. Treasury Bills, 6/02/05 - 8/25/05 ........................  United States   $ 29,879,000       29,744,943
                                                                                                   --------------
   TOTAL INVESTMENTS (COST $216,442,634) 99.3% ...................                                    304,177,797
   OTHER ASSETS, LESS LIABILITIES 0.7% ...........................                                      2,228,196
                                                                                                   --------------
   NET ASSETS 100.0% .............................................                                 $  306,405,993
                                                                                                   ==============

(a)   Non-income producing.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                           Quarterly Statement of Investments  |
                                     See Notes to Statement of Investments.  | 5


TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company.

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...................................     $217,521,165
                                                            ============
Unrealized appreciation ...............................     $ 89,500,488
Unrealized depreciation ...............................       (2,843,856)
                                                            ------------
Net unrealized appreciation (depreciation).............     $ 86,656,632
                                                            ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 |  Quarterly Statement of Investments




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005